Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Oct. 15, 2009 Wyeth [Member]
Business Acquisition [Line Items]
Working capital, excluding inventories						$ 16,366	[1]
Inventories						7,971
Property, plant and equipment						9,838
Identifiable intangible assets, excluding in-process research and development						36,062
In-process research and development						13,822
Other noncurrent assets						2,394
Long-term debt						(11,187)
Benefit obligations						(3,175)
Net tax accounts						(23,738)	[2]
Other noncurrent liabilities						(1,908)
Total identifiable net assets						46,445
Goodwill	45,067.0	43,928.0	[3]	42,357.0	[3]	22,117.0	[4]
Net assets acquired						68,562
Less: Amounts attributable to noncontrolling interests						(326)
Total consideration transferred						$ 68,236

[1]	Includes cash and cash equivalents, short-term investments, accounts receivable, other current assets, assets held for sale, accounts payable and other current liabilities.
[2]	As of the acquisition date, included in Taxes and other current assets ($1.2 billion), Taxes and other noncurrent assets ($2.8 billion), Income taxes payable ($500 million), Other current liabilities ($11.1 billion), Noncurrent deferred tax liabilities ($14.0 billion) and Other taxes payable ($2.1 billion, including accrued interest of $300 million).
[3]	Beginning in the first quarter of 2011, our Company is managed through five operating segments, as shown in the table above (see also Note 18. Segment, Product and Geographic Area Information for further discussion about the change in management approach). As part of the change, we have retrospectively presented goodwill according to the new operating segment structure.
[4]	Goodwill recognized as of the acquisition date totaled $19.3 billion for our three biopharmaceutical operating segments and $2.8 billion for our Animal Health and Consumer Healthcare and our Nutrition operating segments. (Since the acquisition of Wyeth, we have revised our operating segments. See Note 18A. Segment, Geographic and Other Revenue Information: Segment Information.)